Investments in Subsidiaries - Schedule of Investments in Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nam Tai Group Limited ("NTG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[1]	Cayman Islands
Principal activity	[1]	Investment holding
Percentage of Ownership	[1]	100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai Holdings Limited ("NTHL")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		BVI
Principal activity		Investment holding
Percentage of Ownership		100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai Group Management Limited ("NTGM")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Hong Kong
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai Telecom (Hong Kong) Company Limited ("NTT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Hong Kong
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai Trading Company Limited ("NTTC")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[2]	Hong Kong
Principal activity	[2]	In liquidation
Percentage of Ownership	[2]	0.00%
Inno Consultant Company Limited ("ICCL")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[3]	Hong Kong
Principal activity	[3]	Management consultant
Percentage of Ownership	[3]	100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Investment holding and development
Percentage of Ownership		100.00%	100.00%	100.00%	100.00%	100.00%
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Technology Park development and management
Percentage of Ownership		100.00%	100.00%	100.00%	100.00%	100.00%
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Property lease
Percentage of Ownership		100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd ("NTTP")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[4]	PRC
Principal activity	[4]	Operations management
Percentage of Ownership	[4]	100.00%	100.00%	100.00%	100.00%	100.00%
Triumph Commitment Group Limited ("TCOG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[5]	BVI
Principal activity	[5]	Investment holding
Percentage of Ownership	[5]	100.00%	100.00%	100.00%	100.00%	100.00%
Treasure Champion Group Limited ("TCHG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[6]	BVI
Principal activity	[6]	Investment holding
Percentage of Ownership	[6]	100.00%	100.00%	100.00%	100.00%	100.00%
Shanghai Nam Tai Business Incubator Co., Ltd. ("SHCY")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[7]	PRC
Principal activity	[7]	Business and consultant services
Percentage of Ownership	[7]	100.00%	100.00%	100.00%	100.00%	100.00%
Triumph Commitment (Hong Kong) Limited ("TCHK")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[8]	Hong Kong
Principal activity	[8]	Investment holding
Percentage of Ownership	[8]	100.00%	100.00%	100.00%	100.00%	100.00%
Wider Trade (Hong Kong) Limited ("WTHK")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[9]	Hong Kong
Principal activity	[9]	Investment holding
Percentage of Ownership	[9]	100.00%	100.00%	100.00%	100.00%	100.00%
Shenzhen Kaicheng Architecture and Decoration Co, Ltd. ("SZKC")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[10]	PRC
Principal activity	[10]	Property decoration services
Percentage of Ownership	[10]	100.00%	100.00%	100.00%	100.00%	100.00%
Shenzhen Yuanmao Materials Co, Ltd. ("SZYM")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[11]	PRC
Principal activity	[11]	Sales of construction materials
Percentage of Ownership	[11]	100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai (Shenzhen) Consulting Co., Ltd. ("NTZX")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[12]	PRC
Principal activity	[12]	Business and management services
Percentage of Ownership	[12]	100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai (Dongguan) Real Estate Development Co., Ltd. ("NTDG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[13]	PRC
Principal activity	[13]	Real estate development
Percentage of Ownership	[13]	100.00%	100.00%	100.00%	100.00%	100.00%
Sun Team Global Limited ("STGL")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[14]	BVI
Principal activity	[14]	Investment holding
Percentage of Ownership	[14]	100.00%	100.00%	100.00%	100.00%	100.00%
Sun Team Global (Hong Kong) Limited ("STHK")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[15]	Hong Kong
Principal activity	[15]	Investment holding
Percentage of Ownership	[15]	100.00%	100.00%	100.00%	100.00%	100.00%
Fine Shine Limited ("FSL")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[16]	BVI
Principal activity	[16]	Investment holding
Percentage of Ownership	[16]	100.00%	100.00%	100.00%	100.00%	100.00%
Fine Shine (Hong Kong) Limited ("FSHK")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[17]	Hong Kong
Principal activity	[17]	Investment holding
Percentage of Ownership	[17]	100.00%	100.00%	100.00%	100.00%	100.00%
Shenzhen Nam Tai Big Data Innovation Technology Co., Ltd ("SNTBDIT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[18]	PRC
Principal activity	[18]	Investment holding
Percentage of Ownership	[18]	100.00%	100.00%	100.00%	100.00%	100.00%
Shenzhen Nam Tai Technology Innovation Co., Ltd("SNTT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[19]	PRC
Principal activity	[19]	Investment holding
Percentage of Ownership	[19]	100.00%	100.00%	100.00%	100.00%	100.00%
Shenzhen Nam Tai Artificial Intelligence Innovation Technology Co., Ltd("SNTAIIT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation			PRC
Principal activity		Investment holding
Percentage of Ownership	[20]	100.00%	100.00%	100.00%	100.00%	100.00%
Shenzhen Nam Tai Health Technology Co., Ltd("SNTHT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation			PRC
Principal activity		Investment holding
Percentage of Ownership	[21]	100.00%	100.00%	100.00%	100.00%	100.00%
Nam Tai Property Management(Shenzhen) Co., Ltd("NTPMSZ")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation			PRC
Principal activity			Property management
Percentage of Ownership	[22]	100.00%
Nam Tai Property Management(Dongguan) Co., Ltd("NTPMDG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation			PRC
Principal activity			Property management
Percentage of Ownership	[23]	100.00%

[1]	The Company was formerly named Nam Tai Electronic & Electrical Products Limited and changed its name to Nam Tai Group Limited in January 2020.
[2]	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC had been taken over by the Joint and Several Receivers in January 2013.
[3]	ICCL was incorporated by NTISZ in 2017.
[4]	NTTP was incorporated by NTISZ in 2018.
[5]	TCOG was incorporated by NTG in 2019.
[6]	TCHG was incorporated by NTG in 2019.
[7]	SHCY was incorporated by NTISZ in 2019.
[8]	TCHK was incorporated by TCOG in 2019
[9]	WTHK was incorporated by TCOG in 2019
[10]	SZKC was incorporated by TCHK in 2019.
[11]	SZYM was incorporated by WTHK in 2019.
[12]	NTZX was incorporated by TCHG in 2019.
[13]	NTDG was incorporated by NTZX in 2020.
[14]	STGL was incorporated by NTG in 2020.
[15]	FSL was incorporated by NTG in 2020.
[16]	STHK was incorporated by STGL in 2020.
[17]	FSHK was incorporated by FSL in 2020.
[18]	SNTBDIT was incorporated by STHK in 2020.
[19]	SNTT was incorporated by FSHK in 2020.
[20]	SNTAIIT was incorporated by STHK in 2020.
[21]	SNTHT was incorporated by FSHK in 2020.
[22]	NTPMSZ was incorporated by NTISZ in 2024.
[23]	NTPMDG was incorporated by NTPMSZ in 2024.